UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Tahithromos, L.L.C.
Address: 9 West 57th Street
         Suite 4605
         New York, NY  10019

13F File Number:  028-12704

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mark Nikiper
Title:     Vice President
Phone:     212-303-5793

Signature, Place, and Date of Signing:

  /s/ Mark Nikiper     New York, NY     July 27, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    38

Form 13F Information Table Value Total:    $197,110 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALPHA & OMEGA SEMICONDUCTOR    SHS              G6331P104     2058   224960 SH       SOLE                   224960        0        0
ANGLOGOLD ASHANTI LTD          SPONSORED ADR    035128206     4155   121000 SH       SOLE                   121000        0        0
BARRICK GOLD CORP              COM              067901108    10009   266400 SH       SOLE                   266400        0        0
BAZAARVOICE INC                COM              073271108     1244    68351 SH       SOLE                    68351        0        0
DELTA AIR LINES INC DEL        COM NEW          247361702     9781   893276 SH       SOLE                   893276        0        0
EARTHLINK INC                  COM              270321102     7674  1032895 SH       SOLE                  1032895        0        0
ENDEAVOUR INTL CORP            COM NEW          29259G200      144    17159 SH       SOLE                    17159        0        0
EVOLUTION PETROLEUM CORP       COM              30049A107      472    56645 SH       SOLE                    56645        0        0
EXIDE TECHNOLOGIES             COM NEW          302051206      205    60916 SH       SOLE                    60916        0        0
FIRST INTST BANCSYSTEM INC     COM CL A         32055Y201     1107    77758 SH       SOLE                    77758        0        0
FIRST MAJESTIC SILVER CORP     COM              32076V103      434    30000 SH       SOLE                    30000        0        0
FLOTEK INDS INC DEL            COM              343389102     5757   616365 SH       SOLE                   616365        0        0
FOSTER WHEELER AG              COM              H27178104     2415   139878 SH       SOLE                   139878        0        0
FUEL SYS SOLUTIONS INC         COM              35952W103     7006   419794 SH       SOLE                   419794        0        0
GENERAL MTRS CO                COM              37045V100    13162   667467 SH       SOLE                   667467        0        0
GOLDCORP INC NEW               COM              380956409    10100   268750 SH       SOLE                   268750        0        0
HOLLYFRONTIER CORP             COM              436106108    14097   397889 SH       SOLE                   397889        0        0
HOUSTON AMERN ENERGY CORP      COM              44183U100     1874  1673290 SH       SOLE                  1673290        0        0
ICICI BK LTD                   ADR              45104G104     2755    85000 SH       SOLE                    85000        0        0
ISHARES TR                     RUSSELL 2000     464287655      291   265100 SH  PUT  SOLE                   265100        0        0
ISTAR FINL INC                 COM              45031U101     7336  1137316 SH       SOLE                  1137316        0        0
JACOBS ENGR GROUP INC DEL      COM              469814107     5099   134676 SH       SOLE                   134676        0        0
KINROSS GOLD CORP              COM NO PAR       496902404     4166   511200 SH       SOLE                   511200        0        0
MADISON SQUARE GARDEN CO       CL A             55826P100    13162   351551 SH       SOLE                   351551        0        0
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100     6648   148500 SH       SOLE                   148500        0        0
MASTEC INC                     COM              576323109     9852   655083 SH       SOLE                   655083        0        0
MATERION CORP                  COM              576690101     6722   291859 SH       SOLE                   291859        0        0
MAXWELL TECHNOLOGIES INC       COM              577767106     7146  1089312 SH       SOLE                  1089312        0        0
NEWMONT MINING CORP            COM              651639106     3992    82300 SH       SOLE                    82300        0        0
PAN AMERICAN SILVER CORP       COM              697900108     2247   133116 SH       SOLE                   133116        0        0
SEAGATE TECHNOLOGY PLC         SHS              G7945M107    12435   502850 SH       SOLE                   502850        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107     6223    40100 SH       SOLE                    40100        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103      299   297100 SH  PUT  SOLE                   297100        0        0
STERLITE INDS INDIA LTD        ADS              859737207      758   100000 SH       SOLE                   100000        0        0
TESORO CORP                    COM              881609101    12443   498500 SH       SOLE                   498500        0        0
UNITED CONTL HLDGS INC         COM              910047109     2297    94407 SH       SOLE                    94407        0        0
VALE S A                       ADR              91912E105       19    22800 SH  PUT  SOLE                    22800        0        0
VIRNETX HLDG CORP              COM              92823T108     1526    43299 SH       SOLE                    43299        0        0